TANGIBLE EQUITY UNITS - Maturities of Amortizing Notes (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 7,979.0	$ 6,166.1	$ 7,625.1
Amortizing Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	71.8
Amortizing Notes | 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	56.9
Amortizing Notes | 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 14.9